Above / Below market acquired time charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Total	$ 83,389	$ 32,320
Total	(88,543)	(10,368)
Above Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2024	36,256
2025	28,820
2026	18,313
2027	0
2028	0
Thereafter	0
Total	83,389	32,320	$ 48,605
Below Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2024	(16,352)
2025	(14,338)
2026	(13,004)
2027	(13,004)
2028	(13,040)
Thereafter	(18,805)
Total	$ (88,543)	$ (10,368)	$ (14,643)